Income Taxes (Tables)	12 Months Ended
Aug. 31, 2016
Income Taxes Tables
Deferred income taxes

	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$5,995,528	$4,817,277
Capitalized research and development	1,285,254	1,157,431
Depreciation	(82)	(5,615)
Stock based compensation	1,207,988	1,425,291
Foreign affiliate interest expense	190,173	-
Research and development credit carry forward	369,117	310,797
Total deferred tax assets	9,047,979	7,705,181
Less: valuation allowance	(9,047,979)	(7,705,181)
Net deferred tax asset	$-	$-

Reconciliation income tax benefit
	2016	2015
Income tax benefit at statutory rate	$1,576,686	$2,751,533
Permanent differences	(297,211)	(2,046,348)
Research and development credit	63,323	54,380
Change in valuation allowance	(1,342,798)	(759,565)
	$-	$-